Other Financial Data - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020	Jul. 01, 2021
Other Financial Data [Line Items]
Contract with customer, liability, revenue recognized	$ 113	$ 79	$ 44		$ 123
Derivative liability, noncurrent	0
Allowance for expected credit losses	10		5		9
Fixed assets, net	342		236		$ 320
Operating lease expiration period					2031
Finance Leased Assets Included in Computer Equipment
Other Financial Data [Line Items]
Fixed assets, net			62		$ 46
Alight Holdings
Other Financial Data [Line Items]
Contract with customer, liability, revenue recognized				$ 101		$ 175
Allowance for expected credit losses							$ 0
Business combination, fixed assets acquired, accumulated depreciation							$ 0
Interest Rate Swaps
Other Financial Data [Line Items]
Derivative asset, current	$ 72		$ 1		$ 72
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Other Assets, Current		Other Assets, Current		Other Assets, Current
Derivative asset, noncurrent	$ 37		$ 16		$ 62
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent		Other Assets, Noncurrent		Other Assets, Noncurrent
Derivative liability, current			$ 8		$ 0
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current		Other Liabilities, Current		Other Liabilities, Current
Derivative liability, noncurrent	$ 5		$ 1		$ 0
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent		Other Liabilities, Noncurrent		Other Liabilities, Noncurrent
Other Current Liabilities
Other Financial Data [Line Items]
Tax receivable agreement liability	$ 49				$ 7
Deferred compensation liability			$ 83
Cost of Services, Exclusive of Depreciation and Amortization
Other Financial Data [Line Items]
Amortization expense	$ 15	$ 12	$ 31		$ 50
Cost of Services, Exclusive of Depreciation and Amortization | Alight Holdings
Other Financial Data [Line Items]
Amortization expense				$ 33		$ 74